Shareholder Fees	Nov. 01, 2021 USD ($)
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none